Income taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Assessable profit	$ 0	$ 0
Canadian net operating loss carryforwards	26,780,000
Net operating loss carryforwards	1,232,000
Expire between 2034 and 2036 [Member]
IfrsStatementLineItems [Line Items]
Net operating loss carryforwards	$ 1,071,000